ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE INCOME FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 100.7%
Alabama 1.7%
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (1)	880	918
Birmingham Water & Sewer, VRDN (Currently 3.52%) (2)	3,800	3,800
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,500	2,783
Health Care Auth. for Baptist Health, 5.00%, 11/15/14	3,400	3,600
Health Care Auth. for Baptist Health, 5.00%, 11/15/15	3,100	3,289
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,935	2,036
Houston County Healthcare Auth., 5.25%, 10/1/30 (3)	5,500	6,038
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.125%, 3/1/21	3,000	3,159
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/31	1,000	1,056
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic
5.25%, 3/1/36	1,000	1,052
Phoenix City Ind. Dev. Board, PCR, MeadWestvaco
6.10%, 5/15/30	3,750	3,996
		31,727
Alaska 0.4%
Alaska HFC, Single Family, 5.30%, 12/1/17	2,050	2,070
Valdez Marine, BP Pipeline, VRDN (Currently 3.65%)	1,000	1,000
Valdez Marine, BP Pipeline, VRDN (Currently 3.65%)	4,760	4,760
		7,830
Arizona 0.4%
Arizona School Fac. Board, 5.50%, 7/1/18
(Prerefunded 7/1/11) (1)	5,000	5,409
Scottsdale IDA, Scottsdale Healthcare, 5.80%, 12/1/31
(Prerefunded 12/1/11) (1)	2,000	2,216
		7,625
Arkansas 0.6%
Jefferson County, Entergy Arkansas, Inc., 4.60%, 10/1/17	3,620	3,690
Little Rock Health Fac. Board, Baptist Health, 6.85%, 11/1/08	2,495	2,625
North Little Rock, 6.50%, 7/1/15 (2)	4,000	4,616
		10,931
California 11.8%
Anaheim PFA, California Electric, 5.00%, 10/1/34 (2)	3,340	3,545
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (1)	520	557
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (1)	1,845	1,977
California, GO, 5.00%, 8/1/26	10,000	10,666
California, GO, 5.00%, 2/1/33	5,000	5,277
California, GO, 5.25%, 4/1/29	5,000	5,417
California, GO, 5.25%, 4/1/34	5,500	5,947
California, GO, 5.50%, 11/1/33	8,000	8,820
California, GO, 5.65%, 6/1/30	135	143
California County Tobacco Securitization Agency
Tobacco Industry, STEP, 0.00%, 6/1/21	5,000	4,375
California Dept. of Veteran Affairs, 4.60%, 12/1/28	7,500	7,602
California Dept. of Water Resources, Power Supply
5.375%, 5/1/21 (Prerefunded 5/1/12) (1)	2,000	2,206
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (1)	3,000	3,365
California Infrastructure & Economic Dev. Bank, J. Paul Getty
Trust, 3.90%, 4/1/33 (Tender 12/1/11)	10,000	10,168
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	14,810	15,903
California Public Works Board, Mental Health, 5.50%, 6/1/23	3,000	3,341
California Public Works Board, State Dept. Health Services
5.00%, 11/1/23	12,055	12,895
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	6,500	6,866
California Statewide CDA, Southern California Edison
4.25%, 11/1/33 (Tender 11/1/16) (4)	3,475	3,626
California Statewide CDA, Sutter Health, 5.625%, 8/15/42	3,850	4,189
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,415	1,519
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	3,000	3,128
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (5)	5,000	3,682
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (5)	18,000	12,072
Golden State Tobacco Securitization Corp., 5.00%, 6/1/35 (4)	5,000	5,335
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (1)	7,500	8,338
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (1)	8,500	9,511
Los Angeles Dept. of Water & Power, 5.00%, 7/1/23 (2)	5,000	5,331
Los Angeles Harbor, 7.60%, 10/1/18 (5)	3,010	3,715
Los Angeles Unified School Dist., GO
VRDN (Currently 3.49%) (6)	1,000	1,000
Palm Springs Fin. Auth., Convention Center, 5.50%, 11/1/29 (2)	3,100	3,487
San Diego Unified School Dist., 5.50%, 7/1/25 (2)	4,745	5,700
San Francisco Public Utility Commission, 5.00%, 11/1/27 (6)	8,000	8,412
San Jose Airport, 5.00%, 3/1/28 (2)	3,500	3,705
Southern California Public Power Auth., 6.75%, 7/1/11	4,050	4,532
Union Elementary School Dist., GO, Zero Coupon, 9/1/12 (4)	2,945	2,380
Union Elementary School Dist., GO, Zero Coupon, 9/1/13 (4)	3,520	2,733
Univ. of California Regents, 5.125%, 5/15/15 (3)	1,900	2,075
Univ. of California Regents, 5.125%, 5/15/17 (3)	10,000	10,866
West Hollywood CDA, East Side Redev., 5.625%, 9/1/28	2,015	2,140
		216,546
Colorado 1.5%
Colorado HFA, 6.50%, 11/15/31 (Prerefunded 11/15/11) (1)	2,500	2,844
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	2,000	2,204
Denver Convention Center Hotel Auth., 5.25%, 12/1/20 (7)	8,670	9,595
Denver Convention Center Hotel Auth., 5.25%, 12/1/21 (7)	5,000	5,525
Denver Convention Center Hotel Auth., 5.25%, 12/1/22 (7)	7,020	7,744
		27,912
Connecticut 0.8%
Connecticut Special Tax Obligation, 7.125%, 6/1/10	7,350	8,074
Mohegan Tribe Indians, 6.00%, 1/1/16	2,250	2,392
Mohegan Tribe Indians, 6.25%, 1/1/31	4,750	5,080
		15,546
District of Columbia 4.1%
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(2)	1,330	1,376
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(2)	2,060	2,132
District of Columbia, 6.00%, 6/1/14 (2)(5)	2,305	2,669
District of Columbia, Ballpark, GO, 5.00%, 2/1/35 (4)	10,000	10,666
District of Columbia, GO, 5.00%, 6/1/17 (3)	7,125	7,748
District of Columbia, GO, 5.00%, 6/1/18 (3)	11,230	12,181
District of Columbia, GO, 5.125%, 6/1/17 (3)	12,720	13,736
District of Columbia, GO, 5.25%, 6/1/27 (2)	6,585	6,786
District of Columbia, GO, 6.00%, 6/1/14 (2)	4,400	5,065
District of Columbia, GO, 6.00%, 6/1/15 (2)	1,550	1,808
District of Columbia, GO, 6.00%, 6/1/17 (2)	4,250	5,046
District of Columbia, Tobacco Settlement, 5.25%, 5/15/09	5,000	5,125
		74,338
Florida 2.3%
Coral Gables HFA, Baptist Health, 5.25%, 8/15/24 (6)	5,000	5,438
Dade County, Zero Coupon, 2/1/09 (2)	12,185	11,184
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/30	5,500	5,763
Highlands County HFA, Adventist Health/Sunbelt
5.875%, 11/15/29	7,000	7,959
Highlands County HFA, Adventist Health/Sunbelt
6.00%, 11/15/31 (Prerefunded 11/15/11) (1)	2,750	3,069
Orange County HFA, Nemours Foundation, 5.00%, 1/1/35	6,345	6,748
Orange County HFA, Westminster Community Care
6.75%, 4/1/34	2,500	2,608
		42,769
Georgia 4.2%
Atlanta Airport, 5.25%, 1/1/33 (6)	5,000	5,426
Chatham County Hosp. Auth., Memorial Univ. Medical Center
5.75%, 1/1/29	3,500	3,863
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	4,000	4,396
Forsyth County School Dist., GO, 5.75%, 2/1/18
(Prerefunded 2/1/10) (1)	2,800	3,037
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.80%, 1/1/07 (3)(5)	5,530	5,545
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.80%, 1/1/08 (3)(5)	5,905	6,110
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/09 (3)(5)	6,310	6,730
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/10 (3)(5)	6,745	7,393
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/24 (Prerefunded 11/1/10) (1)	6,225	6,729
Gwinnett County School Dist., GO, 6.40%, 2/1/11	1,905	2,119
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20
(Prerefunded 1/1/13) (1)	85	95
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20	2,915	3,240
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (4)	5,100	5,877
Municipal Electric Auth. of Georgia, 6.40%, 1/1/07 (3)(5)	845	847
Municipal Electric Auth. of Georgia, 6.40%, 1/1/07 (3)(5)	815	817
Municipal Electric Auth. of Georgia, 6.40%, 1/1/07 (3)	5,840	5,854
Municipal Electric Auth. of Georgia, 7.25%, 1/1/24 (3)	6,500	9,076
		77,154
Hawaii 0.2%
Hawaii Airports, 5.75%, 7/1/21 (4)	4,000	4,298
		4,298
Idaho 0.2%
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	2,600	2,959
		2,959
Illinois 5.6%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (1)(4)	5,000	5,576
Chicago, GO, 5.50%, 1/1/14 (6)	5,000	5,579
Chicago, GO, 5.50%, 1/1/18 (3)	3,880	4,457
Eclipse Funding Trust, GO, VRDN (Currently 3.51%) (3)(8)	10,000	10,000
Illinois, Sales Tax, 5.50%, 6/15/16	2,000	2,159
Illinois, Sales Tax, 6.125%, 6/15/16	2,000	2,164
Illinois EFA, Northwestern Univ., 5.25%, 11/1/32
(Tender 11/1/14)	4,000	4,454
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	12,750	14,043
Illinois HFA, Glen Oaks, 7.00%, 11/15/19 (5)	3,300	3,465
Illinois HFA, Institute of Technology, 5.00%, 4/1/22	5,765	6,091
Illinois HFA, Institute of Technology, 5.00%, 4/1/23	3,250	3,426
Illinois HFA, Institute of Technology, 5.00%, 4/1/26	2,000	2,108
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	5,500	5,776
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	3,000	3,127
Illinois HFA, Lutheran Hillside Village, 5.25%, 2/1/37	4,500	4,769
Illinois HFA, Univ. of Chicago, VRDN (Currently 3.59%) (2)	3,660	3,660
Metropolitan Pier & Exposition Auth., McCormick
Zero Coupon, 6/15/18 (4)	14,160	8,824
Regional Transportation Auth., 6.70%, 11/1/21 (4)	5,000	6,294
Regional Transportation Auth., 7.75%, 6/1/19 (4)	5,350	7,093
		103,065
Indiana 1.2%
Eclipse Funding Trust, VRDN (Currently 3.51%) (4)	2,290	2,290
Goshen, Greencroft Obligated Group, 5.75%, 8/15/19	3,000	3,060
Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16
(Prerefunded 2/15/07) (1)	6,705	6,864
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (1)	640	683
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25	3,360	3,564
Rockport Ind., PCR, American Electric Power, 4.15%, 7/1/25
(Tender 7/15/11) (3)	5,000	5,084
		21,545
Iowa 0.5%
Iowa Fin. Auth., Single Family, 5.70%, 1/1/27	1,910	1,939
Iowa Fin. Auth., Trinity Health
Muni Auction Rate (Currently 3.70%)	2,875	2,875
Scott County, Ridgecrest Village, 7.25%, 11/15/26
(Prerefunded 11/15/10)	4,000	4,534
		9,348
Kansas 1.4%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (2)	21,525	23,352
Univ. of Kansas Hosp. Auth., Health Fac., 5.00%, 9/1/21	1,500	1,593
		24,945
Kentucky 0.1%
Public Energy Auth. of Kentucky, BP America
VRDN (Currently 3.66%)	1,900	1,900
		1,900
Louisiana 1.9%
Calcasieu Parish, PCR, IDRB, Entergy Gulf States, 5.45%, 7/1/10	1,750	1,752
Louisiana, Gas & Fuels Tax, 4.75%, 5/1/39 (6)	18,750	19,485
Louisiana PFA, Baton Rouge General Medical Center
5.25%, 7/1/33 (2)	10,000	10,770
Sabine River Auth., PCR, Intl. Paper, 6.20%, 2/1/25	2,500	2,684
		34,691
Maryland 2.1%
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	1,500	1,598
Gaithersburg, Asbury Maryland Obligation Group
5.125%, 1/1/26	5,000	5,247
Gaithersburg, Asbury Maryland Obligation Group
5.125%, 1/1/36	5,000	5,206
Maryland Economic Dev. Corp., Chesapeake Hyatt
5.00%, 12/1/31	7,500	7,606
Maryland Economic Dev. Corp., U.S. Pharmacopeial Convention
VRDN (Currently 3.65%) (3)	2,750	2,750
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	7,675	4,338
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/35	2,535	2,771
Maryland HHEFA, Univ. of Maryland Medical, 7.00%, 7/1/22 (4)	1,500	1,995
Maryland HHEFA, Western Maryland Health
4.75%, 7/1/36 (2)	2,000	2,086
Prince Georges County Hosp., Dimensions Health
5.30%, 7/1/24	5,685	4,880
		38,477
Massachusetts 5.8%
Massachusetts, 5.00%, 9/1/24	2,980	3,291
Massachusetts, 5.25%, 8/1/16 (Prerefunded 8/1/13) (1)	10,000	10,964
Massachusetts, Special Obligation
5.75%, 1/1/32 (Prerefunded 1/1/14) (1)(4)	6,000	6,804
Massachusetts, GO, 5.00%, 9/1/21	3,380	3,732
Massachusetts, GO, 5.25%, 8/1/28	15,000	17,748
Massachusetts Bay Transportation Auth., 5.25%, 7/1/30
(Prerefunded 7/1/14) (1)	2,000	2,223
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/14	3,150	3,738
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/21	6,200	7,806
Massachusetts HEFA, Harvard Univ., 6.00%, 7/1/35
(Prerefunded 7/1/10) (1)	3,500	3,820
Massachusetts HEFA, Harvard Univ., 6.25%, 4/1/20	5,000	6,302
Massachusetts HEFA, Harvard Univ., VRDN (Currently 3.45%)	1,000	1,000
Massachusetts HEFA, Massachusetts Institute of Technology
5.50%, 7/1/32	10,000	12,556
Massachusetts HEFA, Partners Healthcare, 5.75%, 7/1/32	4,400	4,789
Massachusetts Port Auth., 5.75%, 7/1/29
(Prerefunded 1/1/10) (1)	5,000	5,367
Massachusetts Water Pollution Abatement Trust
5.25%, 8/1/20 (Prerefunded 8/1/10) (1)	3,695	3,944
Massachusetts Water Pollution Abatement Trust
5.25%, 8/1/20	55	58
Massachusetts Water Pollution Abatement Trust
5.75%, 8/1/29 (Prerefunded 8/1/09) (1)	990	1,055
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 5.75%, 8/1/29	4,010	4,255
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/19	5,000	6,109
		105,561
Michigan 1.7%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (1)	2,000	2,226
Dickinson County, PCR, Int'l. Paper, 4.80%, 11/1/18	2,000	2,053
Michigan Building Auth., 5.50%, 10/15/19	5,000	5,396
Michigan Hosp. Fin. Auth., Ascension Health, 5.25%, 11/15/26	3,570	3,803
Michigan Hosp. Fin. Auth., Trinity Health, 5.00%, 8/15/25	10,000	10,615
Michigan Hosp. Fin. Auth., Trinity Health, 6.00%, 12/1/20	1,500	1,632
Michigan Strategic Fund, IDRB, Detroit Edison, 5.45%, 9/1/29	5,000	5,276
		31,001
Minnesota 0.6%
Minneapolis-St. Paul Metropolitan Airport Commission
5.25%, 1/1/32 (4)	10,000	10,521
		10,521
Mississippi 0.4%
Mississippi Business Fin. Corp., PCR, System Energy Resources
5.90%, 5/1/22	7,000	7,012
		7,012
Missouri 0.9%
Good Shepherd Nursing Home Dist., 5.90%, 8/15/23	2,000	2,019
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/23 (2)	8,975	9,717
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/27 (2)	4,000	4,321
		16,057
Montana 1.0%
Forsyth, IDRB, Northwestern Corp., 4.65%, 8/1/23 (3)	18,400	18,983
		18,983
Nebraska 0.2%
American Public Energy Agency, Gas, VRDN (Currently 3.49%)	1,000	1,000
Omaha Public Power Dist., 6.20%, 2/1/17 (5)	3,000	3,508
		4,508
Nevada 2.7%
Clark County, Fuel Tax, 5.125%, 7/1/16 (3)	10,870	11,821
Clark County, GO, 4.75%, 11/1/35 (4)	5,450	5,664
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (2)	2,970	3,031
Clark County School Dist., GO, 7.00%, 6/1/11 (2)	3,500	3,981
Clark County, IDRB, PCR, Nevada Power, 5.30%, 10/1/11	2,000	2,000
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	5,000	5,312
Nevada, GO, 7.25%, 11/1/10 (5)	3,050	3,104
Nevada System of Higher Ed., 5.00%, 7/1/27 (3)	6,050	6,512
Nevada System of Higher Ed., 5.00%, 7/1/30 (3)	5,000	5,373
Truckee Meadows Water Auth., 5.50%, 7/1/19
(Prerefunded 7/1/11) (1)(6)	2,500	2,704
		49,502
New Hampshire 1.9%
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (2)	14,500	15,784
New Hampshire HEFA, Covenant Health
6.00%, 7/1/22	3,400	3,707
New Hampshire HEFA, Dartmouth-Hitchcock Obligation Group
5.50%, 8/1/27 (6)	7,930	8,603
New Hampshire HEFA, Wentworth-Douglas Hosp.
5.375%, 1/1/15 (2)	5,600	6,038
		34,132
New Jersey 1.8%
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	2,000	2,174
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	3,500	3,611
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (2)	5,000	5,440
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/18	5,000	5,513
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/26	2,000	2,059
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	3,000	3,189
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	3,000	3,201
New Jersey Transportation Trust Fund Auth., 5.50%, 12/15/21	7,165	8,398
		33,585
New Mexico 0.9%
Jicarilla Apache Nation, 5.50%, 9/1/23	3,890	4,252
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	3,725	3,999
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (6)	7,840	8,317
		16,568
New York 14.2%
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/13	10,000	10,949
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/18 (3)	5,000	5,776
Dormitory Auth. of the State of New York, City Univ.
6.00%, 7/1/14	10,000	11,064
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	2,000	2,045
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/30	7,000	7,510
Dormitory Auth. of the State of New York, State Univ., 5.25%
5/15/15 (3)	3,600	3,965
Dormitory Auth. of the State of New York, State Univ., 5.25%
5/15/19	3,325	3,691
Dormitory Auth. of the State of New York, State Univ. Ed. Fac.
5.75%, 5/15/19 (Prerefunded 5/15/10) (1)(4)	4,945	5,352
Metropolitan Transportation Auth., 5.00%, 11/15/30	6,500	6,945
Metropolitan Transportation Auth., 5.125%, 11/15/31	5,000	5,309
Metropolitan Transportation Auth., 5.25%, 11/15/31	2,945	3,151
Metropolitan Transportation Auth., 5.25%, 11/15/32	10,000	10,759
Metropolitan Transportation Auth., Commuter Fac., 5.75%
7/1/21 (Prerefunded 1/1/08) (1)(2)	12,750	13,241
Nassau County Tobacco Settlement Corp., Tobacco Industry
STEP, 0.00%, 6/1/26	2,500	2,298
New York City, 5.50%, 6/1/21 (Prerefunded 6/1/13) (1)	5,240	5,832
New York City, GO, 5.00%, 8/1/16	9,600	10,345
New York City, GO, 5.00%, 8/1/23	4,800	5,134
New York City, GO, 5.25%, 8/1/13	5,000	5,456
New York City, GO, 5.25%, 8/1/15	9,500	10,375
New York City, GO, 5.25%, 5/15/22	10,000	10,839
New York City, GO, 5.25%, 8/15/26	5,000	5,421
New York City, GO, 5.50%, 6/1/21	2,260	2,477
New York City, GO, 6.00%, 5/15/30 (Prerefunded 5/15/10) (1)	2,855	3,113
New York City, GO, 6.00%, 5/15/30	25	27
New York City, GO, 6.25%, 8/1/09	2,145	2,181
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	4,800	5,123
New York City Municipal Water Fin. Auth., 5.50%, 6/15/33
(Prerefunded 6/15/10) (1)	9,000	9,680
New York City Municipal Water Fin. Auth., 6.00%, 6/15/33
(Prerefunded 6/15/10) (1)	2,220	2,424
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	510	552
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	4,990	5,402
New York City Transitional Fin. Auth., 6.00%, 8/15/17
(Prerefunded 8/15/09) (1)	4,000	4,296
New York City Transitional Fin. Auth., STEP, 5.25%, 2/1/29	16,640	17,702
New York State Mortgage Agency, Single Family, 5.70%, 4/1/16	4,090	4,260
New York State Thruway Auth., 5.50%, 3/15/20
(Prerefunded 3/15/12) (1)	3,000	3,288
New York State Thruway Auth., Highway & Bridge
5.00%, 4/1/21 (3)	5,000	5,427
New York State Urban Dev. Corp., 5.50%, 7/1/26
(Prerefunded 7/1/08) (1)	5,950	6,133
New York State Urban Dev. Corp., 5.50%, 7/1/26	4,050	4,137
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (3)	5,000	5,417
Triborough Bridge & Tunnel Auth., General Purpose
5.25%, 1/1/28 (Prerefunded 1/1/22) (1)	10,000	11,653
Triborough Bridge & Tunnel Auth., General Purpose
5.50%, 1/1/17 (5)	18,275	20,594
		259,343
North Carolina 2.1%
Charlotte-Mecklenberg Hosp. Auth., Carolinas Healthcare
VRDN (Currently 3.64%)	35	35
North Carolina Eastern Municipal Power Agency
5.00%, 1/1/20 (3)	10,000	10,850
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	1,000	1,071
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/16	2,000	2,145
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	3,965	4,311
North Carolina Eastern Municipal Power Agency
7.50%, 1/1/10 (5)	4,650	5,133
North Carolina Eastern Municipal Power Agency, 7.50%, 1/1/10	4,330	4,727
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	5,335	5,799
North Carolina Municipal Power Agency #1, Catawba Electric
6.50%, 1/1/20	4,500	4,888
		38,959
Ohio 2.6%
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	7,600	8,477
Hamilton, Electric, 4.70%, 10/15/25 (6)	9,480	9,890
Montgomery County Hosp., Catholic Health, 6.00%, 12/1/19 (5)	3,310	3,604
Montgomery County Hosp., Catholic Health, 6.00%, 12/1/19	3,190	3,452
Ohio State Univ., 5.25%, 6/1/17	5,000	5,447
Ohio Water Dev. Auth., Dayton Power & Light, 4.80%, 1/1/34 (4)	10,500	10,919
Ohio Water Dev. Auth., PCR, FirstEnergy, 3.75%, 10/1/30	5,000	4,983
		46,772
Oklahoma 0.6%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	1,740	1,750
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	4,000	4,454
Tulsa County Home Fin. Auth., Single Family
6.90%, 8/1/10 (4)(5)	4,250	4,722
		10,926
Oregon 0.2%
Oregon Housing & Community Services Dept., Single Family
6.00%, 7/1/20	1,830	1,880
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22 (5)	1,255	1,364
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22	955	1,030
		4,274
Pennsylvania 1.7%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny
Health, 9.25%, 11/15/22	3,000	3,584
Chester County HEFA, Jefferson Health
5.375%, 5/15/27	6,500	6,686
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	3,000	3,531
Pennsylvania Turnpike Commission, 5.25%, 12/1/32 (3)	7,500	8,223
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (1)(3)	3,500	3,820
Saint Mary Hosp. Auth., Catholic Health East
5.375%, 11/15/34	1,350	1,450
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	3,250	3,509
		30,803
Puerto Rico 2.0%
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/10	14,960	15,633
Gov't. Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/15	5,000	5,419
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.05%, 1/25/07	5,665	5,665
Gov't. Dev. Bank of Puerto Rico, GO, TECP, 4.10%, 1/25/07	813	813
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/17	3,250	3,585
Puerto Rico, Public Improvement, GO, 5.25%, 7/1/30	5,000	5,464
		36,579
South Carolina 2.1%
Connector 2000 Assoc., Zero Coupon, 1/1/09	2,700	1,905
Connector 2000 Assoc., Zero Coupon, 1/1/10	3,400	2,719
Connector 2000 Assoc., Zero Coupon, 1/1/11	2,200	966
Connector 2000 Assoc., Zero Coupon, 1/1/29	20,500	3,309
Georgetown County, PCR, Int'l. Paper, 5.70%, 4/1/14	4,000	4,380
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (2)	15,330	16,264
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (4)(5)	500	591
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (4)	3,000	3,515
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	4,000	4,309
		37,958
South Dakota 0.3%
South Dakota HEFA, Sioux Valley Hosp., 5.25%, 11/1/27	2,000	2,140
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	3,000	3,269
		5,409
Tennessee 2.5%
Chattanooga Health Ed. & Housing Fac. Board, Chattanooga
Memorial Hosp., 6.625%, 9/1/07 (2)(5)	2,950	3,017
Chattanooga Health Ed. & Housing Fac. Board, Chattanooga
Memorial Hosp., 6.625%, 9/1/08 (2)(5)	3,150	3,314
Clarksville Public Building Auth., GO, VRDN (Currently 3.65%)	640	640
Metropolitan Nashville & Davidson Counties, Water & Sewer
STEP, 7.70%, 1/1/12 (4)	6,250	7,090
Montgomery County Public Building Auth., GO
VRDN (Currently 3.65%)	4,550	4,550
Shelby County Health, Ed. & Housing Board, Bonheur
5.50%, 8/15/12 (2)(5)	4,000	4,235
Tennessee Energy Acquisition, 5.25%, 9/1/18	15,000	16,804
Tennessee Energy Acquisition, 5.25%, 9/1/26	5,000	5,773
		45,423
Texas 5.6%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
7.00%, 11/15/33	3,500	3,883
Austin, Water & Wastewater, 5.125%, 5/15/27 (6)	10,955	11,504
Austin Convention Enterprises, 5.00%, 1/1/34 (7)	8,000	8,512
Austin Convention Enterprises, 5.25%, 1/1/24 (7)	3,500	3,841
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	4,000	4,252
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29
(Prerefunded 6/1/11) (1)	4,000	4,489
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.375%, 2/15/26 (Prerefunded 8/15/11) (1)	5,500	5,919
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
VRDN (Currently 3.65%)	1,900	1,900
Harris County Health Fac. Dev. Corp., Texas Children's Hosp.
5.25%, 10/1/19	5,000	5,227
Harris County Hosp. Dist., 7.40%, 2/15/10 (3)(5)	215	225
Houston, GO, 5.50%, 3/1/18 (6)	2,750	2,944
Houston Airport, 5.50%, 7/1/19 (6)	2,000	2,171
Houston Higher Ed. Fin. Corp., Rice Univ., 5.375%, 11/15/29
(Prerefunded 11/15/09) (1)	11,450	12,142
Houston Independent School Dist., 5.00%, 7/15/20
(Prerefunded 7/15/11) (1)(6)	3,000	3,183
Houston Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12) (1)(3)	3,000	3,345
Lower Colorado River Auth., 6.00%, 5/15/12 (6)	6,095	6,493
Sabine River Auth., PCR, TXU Energy, 5.80%, 7/1/22	1,500	1,621
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	2,850	3,107
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	4,000	4,306
Texas, Mobility Fund, GO, 4.50%, 4/1/35 (4)	5,000	5,057
Texas, Mobility Fund, GO, 5.00%, 4/1/28	3,000	3,211
Texas Dept. of Housing & Community Affairs, Asmara
6.40%, 1/1/27 (Prerefunded 1/1/07) (1)	5,820	5,950
		103,282
Virginia 2.3%
Fairfax County, COP, 6.10%, 4/15/32	10,000	11,292
Fairfax County Water Auth., 6.00%, 4/1/22
(Prerefunded 4/1/07) (1)	3,815	3,922
Fairfax County Water Auth., 6.00%, 4/1/22	3,835	3,941
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	2,750	2,887
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (1)	8,550	9,345
James City & County IDA, Williamsburg Landing
6.125%, 3/1/32	2,000	2,120
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	2,500	2,680
Roanoke IDA, Carilion Health, VRDN (Currently 3.65%) (6)	1,000	1,000
Virginia Transportation Board, 5.25%, 5/15/20
(Prerefunded 5/15/11) (1)	4,620	4,944
		42,131
Washington 4.0%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (2)(9)	10,100	6,269
Energy Northwest, 5.00%, 7/1/24	5,000	5,391
Energy Northwest, Public Power Supply, 5.25%, 7/1/16 (6)	3,000	3,085
King County Public Hosp. Dist. #1, Valley Medical Center
5.75%, 9/1/20 (3)	10,950	12,802
Port of Seattle, 5.50%, 2/1/26 (Prerefunded 8/1/10) (1)(2)	6,000	6,390
Snohomish County Housing Auth., Millwood Estates
5.50%, 6/1/29	3,750	3,812
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (3)	12,080	12,407
Washington, GO, 5.70%, 10/1/15	14,000	15,795
Washington, Motor Vehicle Fuel Tax, 6.625%, 1/1/25
(Prerefunded 1/1/10) (1)	6,100	6,644
		72,595
West Virginia 0.9%
Mason County, PCR, Appalachian Power, 5.50%, 10/1/22	8,000	8,308
West Virginia Building Commission, Court Fees, GO
5.375%, 7/1/18 (3)	2,915	3,304
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (1)	5,000	5,590
		17,202
Wisconsin 0.7%
Wisconsin HEFA, Froedert & Community, 5.625%, 10/1/14
(Prerefunded 10/1/11) (1)	910	997
Wisconsin HEFA, Froedert & Community, 5.625%, 10/1/15
(Prerefunded 10/1/11) (1)	1,005	1,102
Wisconsin HEFA, Froedert & Community, 5.625%, 10/1/17
(Prerefunded 10/1/11) (1)	3,395	3,721
Wisconsin HEFA, United Health Group / Thedacare
5.50%, 12/15/16 (2)	6,540	6,781
		12,601

Total Municipal Securities (Cost $1,719,870)		1,845,293
COMMON STOCKS 0.0%
UAL Corp. (10)	1	54
Total Common Stocks (Cost $-)		54
CONVERTIBLE BONDS 0.1%
UAL Corp., 5.00%, 1/25/21	1,125	1,260
Total Convertible Bonds (Cost $1,114)		1,260
Total Investments in Securities
100.8% of Net Assets (Cost $1,720,984)		$1,846,607

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Insured by AMBAC Assurance Corp.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Escrowed to maturity
(6)	Insured by Financial Security Assurance Inc.
(7)	Insured by XL Capital Assurance Inc.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$10,000 and represents 0.5% of net assets.
(9)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2006.
(10)	Non-income producing
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

Open Futures Contracts at November 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 250 U.S. Treasury ten year contracts,
$500 par of Zero Coupon Chelan County
Public Utility Dist. #1 pledged as
initial margin	12/06	$(27,279)	$(504)
Net payments (receipts) of variation
margin to date			406
Variation margin receivable (payable)
on open futures contracts			$(98)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Income Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $1,718,857,000. Net unrealized gain aggregated $127,246,000 at period-end, of which $129,682,000 related to appreciated investments and $2,436,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 22, 2007